Condensed Consolidated Balance Sheets (Unaudited) - USD ($)	Sep. 30, 2022	Dec. 31, 2021
Current assets:
Cash and cash equivalents	$ 1,311,495	$ 6,530,161
Accounts receivable, net	1,035,081	968,579
Inventory, net	103,594	91,361
Prepaid expenses and other current assets	792,161	457,578
Total current assets	3,242,331	8,047,679
Operating lease right of use assets	384,117	593,405
Property and equipment, net	312,631	577,988
Goodwill	21,907,599	22,376,025
Intangible assets, net	5,406,737	5,073,074
Deferred tax assets, net	411,681	465,632
Other assets	1,438,117	721,160
Total assets	33,103,213	37,854,963
Current liabilities:
Accounts payable	752,876	467,711
Accrued liabilities	403,973	400,329
Dividend payable	186,163	459,068
Advanced payments and deferred revenues	615,316	404,428
Convertible notes, net -- current	589,949	2,604,346
Loans payable -- current	0	36,834
Related party payables	50,000	50,000
Derivative liabilities	48,988	0
Lease liabilities -- current	201,592	333,020
Total current liabilities	2,848,857	4,755,736
Convertible notes, net of loan discounts	107,732	716,252
Lease liabilities	160,828	284,848
Contingent purchase consideration	5,586,493	5,586,493
Other noncurrent liabilities	405,257	390,833
Total liabilities	9,109,167	11,734,162
Commitments and contingencies (Note 17)
Stockholders' Equity:
Common stock, $0.001 par value. 500,000,000 shares authorized; 22,562,297 and 12,698,192 shares issued and outstanding as of September 30, 2022 and December 31, 2021, respectively	22,562	12,698
Additional paid-in capital	97,156,458	89,851,309
Accumulated deficit	(75,450,170)	(66,404,190)
Accumulated other comprehensive loss	(160,116)	(30,755)
Total Grom Social Enterprises, Inc. stockholders' equity	21,578,016	23,438,462
Noncontrolling interests	2,416,030	2,682,339
Total stockholders' equity	23,994,046	26,120,801
Total liabilities and equity	33,103,213	37,854,963
Series A Preferred Stock [Member]
Stockholders' Equity:
Preferred Stock, Value, Issued	0	0
Series B Preferred Stock [Member]
Stockholders' Equity:
Preferred Stock, Value, Issued	0	0
Series C Preferred Stock [Member]
Stockholders' Equity:
Preferred Stock, Value, Issued	$ 9,282	$ 9,400